Revenues from Contracts with Customers - Summary of Revenues from Contracts with Customers, and Other Sources of Revenue (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		¥ 1,504,029	¥ 1,352,263	¥ 1,299,965
Other revenues	[1]	50,940	40,175	38,959
Total sales of goods and real estate and services income		3,330,831	2,874,821	2,814,361
Sales of goods
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		320,653	269,050	266,390
Real estate sales
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		121,933	104,105	107,524
Asset management and servicing
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		297,626	275,929	244,508
Automobile related services
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		93,011	87,173	88,325
Facilities operation
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		102,956	83,559	76,087
Environment and energy services
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		169,047	175,651	158,075
Real estate management and brokerage
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		107,010	102,369	99,843
Real estate contract work
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		164,262	162,921	152,022
Other
Revenue From Contract With Customers [Line Items]
Total revenues from contracts with customers		127,531	91,506	107,191
Sales of goods, Real estate and Services [Member]
Revenue From Contract With Customers [Line Items]
Total sales of goods and real estate and services income		¥ 1,554,969	¥ 1,392,438	¥ 1,338,924

[1]	Other revenues are not in the scope of revenue from contracts with customers.